Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
June 30, 2024 (Unaudited)
COMMON STOCKS – 94.7%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 18.1%
eMemory Technology Inc. (Taiwan)	58,241	$4,574,964
Eugene Technology Co. Ltd. (South Korea)	53,706	1,917,727
Faraday Technology Corp. (Taiwan)	278,302	2,869,964
SK Hynix Inc. (South Korea)	33,623	5,706,113
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	557,540	16,518,586
		$31,587,354
BANKS – 10.6%
Alinma Bank (Saudi Arabia)	184,400	$1,537,640
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	467,913	3,646,115
HDFC Bank Ltd. (India)	131,766	2,660,910
ICICI Bank Ltd. (India)	368,787	5,308,099
NU Holdings Ltd. (Brazil) (a)	207,219	2,671,053
Vietnam Technological & Commercial Joint Stock Bank (Vietnam)	2,881,581	2,641,337
		$18,465,154
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.3%
Aldar Properties PJSC (United Arab Emirates)	1,565,723	$2,668,507
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	410,265	1,227,319
Phoenix Mills (The) Ltd. (India)	170,175	7,309,823
Vinhomes JSC (Vietnam) (a),(b)	1,058,697	1,562,536
		$12,768,185
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.3%
Samsung Electronics Co. Ltd. (South Korea)	188,516	$11,094,886
INTERACTIVE MEDIA & SERVICES – 6.2%
Tencent Holdings Ltd. (China)	223,325	$10,594,611
VTEX (Brazil) (a)	42,012	305,007
		$10,899,618
OIL, GAS & CONSUMABLE FUELS – 6.2%
Paladin Energy Ltd. (Australia) (a)	206,280	$1,702,841
Reliance Industries Ltd. (India)	244,522	9,166,306
		$10,869,147
HOTELS, RESTAURANTS & LEISURE – 6.2%
H World Group Ltd. (China)	667,164	$2,219,350
MakeMyTrip Ltd. (India) (a)	49,123	4,131,244
Meituan (China) (a),(b)	311,883	4,433,195
		$10,783,789

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
BROADLINE RETAIL – 5.8%
MercadoLibre Inc. (Brazil) (a)	3,081	$5,063,316
Mitra Adiperkasa Tbk PT (Indonesia)	18,067,195	1,626,275
PDD Holdings Inc. (China) (a),(c)	25,413	3,378,658
		$10,068,249
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.6%
Chroma ATE Inc. (Taiwan)	378,330	$3,699,185
Daejoo Electronic Materials Co. Ltd. (South Korea) (a)	22,597	2,331,511
OPT Machine Vision Tech Co. Ltd. (China)	103,886	908,291
Zhejiang Supcon Technology Co. Ltd. (China)	203,033	1,046,238
		$7,985,225
METALS & MINING – 4.0%
Ivanhoe Mines Ltd. (South Africa) (a)	477,264	$6,157,457
Merdeka Copper Gold Tbk PT (Indonesia) (a)	5,545,831	803,416
		$6,960,873
IT SERVICES – 2.8%
FPT Corp. (Vietnam)	392,086	$2,006,744
Globant S.A. (Argentina) (a)	15,751	2,807,773
		$4,814,517
MACHINERY – 1.9%
Action Construction Equipment Ltd. (India)	69,261	$1,230,096
Shenzhen Inovance Technology Co. Ltd. (China)	293,822	2,062,294
		$3,292,390
INSURANCE – 1.8%
AIA Group Ltd. (Hong Kong)	471,505	$3,190,085
INDUSTRIAL CONGLOMERATES – 1.8%
SK Square Co. Ltd. (South Korea) (a)	42,480	$3,065,493
CAPITAL MARKETS – 1.6%
360 ONE WAM Ltd. (India)	237,681	$2,790,288
CONSUMER FINANCE – 1.3%
Kaspi.KZ JSC (Kazakhstan) (c)	17,381	$2,242,323

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
ENTERTAINMENT – 1.2%
Sea Ltd. (Singapore) (a),(c)	29,728	$2,123,174
ELECTRICAL EQUIPMENT – 1.1%
Sungrow Power Supply Co. Ltd. (China)	226,820	$1,924,626
CONSTRUCTION & ENGINEERING – 1.0%
Samsung Engineering Co. Ltd. (South Korea) (a)	103,798	$1,809,092
HEALTH CARE PROVIDERS & SERVICES – 1.0%
Apollo Hospitals Enterprise Ltd. (India)	24,264	$1,796,606
SOFTWARE – 0.9%
TOTVS S.A. (Brazil) (a)	297,971	$1,622,021
TEXTILES, APPAREL & LUXURY GOODS – 0.9%
Samsonite International S.A. (United States) (b)	519,028	$1,547,061
CONSUMER STAPLES DISTRIBUTION & RETAIL – 0.9%
Raia Drogasil S.A. (Brazil)	334,378	$1,536,078
CHEMICALS – 0.6%
Bioceres Crop Solutions Corp. (Argentina) (a)	100,292	$1,124,273
GROUND TRANSPORTATION – 0.6%
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(b)	667,653	$993,725
TOTAL COMMON STOCKS–94.7% (Cost $134,425,320)		$165,354,232

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2024 (Unaudited)
PREFERRED STOCKS – 1.5%
BANKS – 1.5%
Itau Unibanco Holding S.A. (Brazil), 3.47% (d)	464,735	$2,694,417
TOTAL INVESTMENTS–96.2% (Cost $136,835,130)		$168,048,649
Other Assets and Liabilities, net – 3.8%		$6,592,494
NET ASSETS–100.0%		$174,641,143

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of June 30, 2024, these securities had a total value of $8,536,517 or 4.9% of net assets.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS
June 30, 2024 (Unaudited)
COMMON STOCKS – 95.6%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 19.1%
eMemory Technology Inc. (Taiwan)	436	$34,249
Eugene Technology Co. Ltd. (South Korea)	494	17,640
Faraday Technology Corp. (Taiwan)	2,073	21,378
SK Hynix Inc. (South Korea)	233	39,542
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3,842	113,829
		$226,638
BANKS – 10.5%
Alinma Bank (Saudi Arabia)	1,514	$12,623
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	3,488	27,179
HDFC Bank Ltd. (India)	1,076	21,729
ICICI Bank Ltd. (India)	2,973	42,792
NU Holdings Ltd. (Brazil) (a)	1,553	20,018
		$124,341
REAL ESTATE MANAGEMENT & DEVELOPMENT – 8.5%
Aldar Properties PJSC (United Arab Emirates)	10,839	$18,473
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	4,401	13,166
Phoenix Mills (The) Ltd. (India)	1,245	53,479
Vinhomes JSC (Vietnam) (a),(b)	10,219	15,082
		$100,200
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 7.7%
Samsung Electronics Co. Ltd. (South Korea)	1,556	$91,577
OIL, GAS & CONSUMABLE FUELS – 6.5%
Paladin Energy Ltd. (Australia) (a)	1,429	$11,797
Reliance Industries Ltd. (India)	1,733	64,964
		$76,761
METALS & MINING – 5.5%
Ivanhoe Mines Ltd. (South Africa) (a)	4,365	$56,315
Merdeka Copper Gold Tbk PT (Indonesia) (a)	58,810	8,520
		$64,835
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.5%
Chroma ATE Inc. (Taiwan)	2,884	$28,199
Daejoo Electronic Materials Co. Ltd. (South Korea) (a)	246	25,382
		$53,581

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
BROADLINE RETAIL – 4.2%
MercadoLibre Inc. (Brazil) (a)	21	$34,511
Mitra Adiperkasa Tbk PT (Indonesia)	173,484	15,616
		$50,127
CONSUMER STAPLES DISTRIBUTION & RETAIL – 4.2%
BBB Foods Inc. (Mexico) (a)	1,238	$29,539
Nahdi Medical Co. (Saudi Arabia)	290	10,143
Raia Drogasil S.A. (Brazil)	2,201	10,111
		$49,793
HOTELS, RESTAURANTS & LEISURE – 3.4%
MakeMyTrip Ltd. (India) (a)	481	$40,452
ELECTRICAL EQUIPMENT – 3.2%
KEI Industries Ltd. (India)	227	$12,024
Voltronic Power Technology Corp. (Taiwan)	160	9,473
WEG S.A. (Brazil)	2,221	16,762
		$38,259
INDUSTRIAL CONGLOMERATES – 2.8%
SK Square Co. Ltd. (South Korea) (a)	452	$32,618
CAPITAL MARKETS – 2.4%
360 ONE WAM Ltd. (India)	2,397	$28,140
HEALTH CARE PROVIDERS & SERVICES – 2.0%
Apollo Hospitals Enterprise Ltd. (India)	200	$14,809
Oncoclinicas do Brasil Servicos Medicos S.A. (Brazil) (a)	7,682	8,492
		$23,301
IT SERVICES – 1.6%
Globant S.A. (Argentina) (a)	107	$19,074
CONSUMER FINANCE – 1.6%
Kaspi.KZ JSC (Kazakhstan) (c)	146	$18,835
CONSTRUCTION & ENGINEERING – 1.4%
Samsung Engineering Co. Ltd. (South Korea) (a)	938	$16,348

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2024 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
ENTERTAINMENT – 1.3%
Nusantara Sejahtera Raya Tbk PT (Indonesia) (b)	371,829	$5,222
Sea Ltd. (Singapore) (a),(c)	135	9,642
		$14,864
SPECIALTY RETAIL – 1.1%
Mobile World Investment Corp. (Vietnam)	5,500	$13,452
SOFTWARE – 1.0%
TOTVS S.A. (Brazil) (a)	2,213	$12,047
CHEMICALS – 0.8%
Bioceres Crop Solutions Corp. (Argentina) (a)	883	$9,898
MACHINERY – 0.7%
Action Construction Equipment Ltd. (India)	491	$8,720
GROUND TRANSPORTATION – 0.7%
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(b)	5,290	$7,874
TRANSPORTATION INFRASTRUCTURE – 0.7%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	903	$7,658
INTERACTIVE MEDIA & SERVICES – 0.2%
VTEX (Brazil) (a)	389	$2,824
TOTAL COMMON STOCKS–95.6% (Cost $934,808)		$1,132,217

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2024 (Unaudited)
PREFERRED STOCKS – 1.7%
BANKS – 1.7%
Itau Unibanco Holding S.A. (Brazil), 3.47% (d)	3,484	$20,199
TOTAL INVESTMENTS–97.3% (Cost $955,763)		$1,152,416
Other Assets and Liabilities, net – 2.7%		$31,501
NET ASSETS–100.0%		$1,183,917

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. As of June 30, 2024, these securities had a total value of $28,178 or 2.5% of net assets.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.